CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues	$ 1,724,741	$ 1,523,101	$ 1,031,935
Cost of services	1,167,306	1,068,226	710,681
Gross profit	557,435	454,875	321,254
Selling, general and administrative expenses	397,523	317,345	231,194
Amortization of intangible assets	22,130	20,943	17,047
Operating income	137,782	116,587	73,013
Interest expense, net	(12,730)	(13,931)	(12,595)
Write-off of loan costs	0	(14,958)	(813)
Income before income taxes	125,052	87,698	59,605
Provision for income taxes	51,557	36,558	26,142
Income from continuing operations	73,495	51,140	33,463
Gain on sale of discontinued operations, net of income taxes	0	30,840	0
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	3,689	2,532	9,190
Net income	77,184	84,512	42,653
Basic earnings per common share:
Continuing operations	$ 1.38	$ 0.96	$ 0.72
Discontinued operations	$ 0.06	$ 0.62	$ 0.19
Net income	$ 1.44	$ 1.58	$ 0.91
Diluted earnings per common share:
Continuing operations	$ 1.35	$ 0.94	$ 0.70
Discontinued operations	$ 0.07	$ 0.61	$ 0.19
Net income	$ 1.42	$ 1.55	$ 0.89
Number of shares and share equivalents used to calculate earnings per share:
Basic (in shares)	53,437	53,481	46,739
Diluted (in shares)	54,294	54,555	47,826
Reconciliation of net income to comprehensive income:
Net income	77,184	84,512	42,653
Changes in fair value of derivative, net of tax	86	193	(21)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Gain (Loss) Arising During Period, Net of Tax	(4,772)	1,128	854
Comprehensive income	$ 72,498	$ 85,833	$ 43,486